COMMITMENTS AND CONTINGENCIES	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
11.	COMMITMENTS AND CONTINGENCIES

Commitments

During the quarter, the Company entered into service agreements that result in a commitment to issue up to an aggregate 102,500 common shares based upon certain milestones over the period from August 2015 to July 2017 and pay up to $135,000 over the next 12 months. Subsequent to period end 20,000 common shares were issued pursuant to this commitment. (Note 13)

Contingencies

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising in the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, the Company believes that the resolution of current pending matters will not have a material adverse effect on its business, financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on the Company because of legal costs, diversion of management resources and other factors.

10.	CONTINGENCIES

From time to time, the Company may be involved in a variety of claims, suits, investigations and proceedings arising in the ordinary course of our business, collections claims, breach of contract claims, labor and employment claims, tax and other matters. Although claims, suits, investigations and proceedings are inherently uncertain and their results cannot be predicted with certainty, the Company believes that the resolution of current pending matters will not have a material adverse effect on its business, financial position, results of operations or cash flow. Regardless of the outcome, litigation can have an adverse impact on the Company because of legal costs, diversion of management resources and other factors.